Private Placement	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Private Placement [Abstract]
Private Placement

Note 4—Private Placement

Simultaneously with the closing of the IPO, the Sponsor and EarlyBirdCapital, Inc., the representative of the underwriters, purchased an aggregate of 4,550,000 Private Placement Warrants, each exercisable to purchase one ordinary share at $11.50 per share, at a price of $1.00 per warrant, or $4,550,000 in the aggregate, in a private placement.

On October 20, 2021, simultaneous with the exercise of the over-allotment option in full, the Sponsor and EarlyBirdCapital, Inc., purchased an aggregate of 450,000 additional Private Placement Warrants, at a purchase price of $1.00 per warrant, generating gross proceeds to the Company of $450,000.

The Private Placement Warrants are identical to the warrants included in the Units sold in the IPO.

Note 4—Private Placement

Simultaneously with the closing of the IPO, the Sponsor and EarlyBirdCapital, Inc., the representative of the underwriters, purchased an aggregate of 4,550,000 Private Placement Warrants, each exercisable to purchase one ordinary share at $11.50 per share, at a price of $1.00 per warrant, or $4,550,000 in the aggregate, in a private placement.

On October 20, 2021, simultaneous with the exercise of the over-allotment option in full, the Sponsor and EarlyBirdCapital, Inc., purchased an aggregate of 450,000 additional Private Placement Warrants, at a purchase price of $1.00 per warrant, generating gross proceeds to the Company of $450,000.

The Private Placement Warrants are identical to the warrants included in the Units sold in the IPO.